Intangible Assets Customer List Acquisition (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011 countries
Finite-Lived Intangible Assets [Line Items]
Number of countries in which network of customers were acquired					143
Finite-lived intangible assets, gross			$ 136,377	$ 105,076
Shares of common stock acquired, from the issuance of warrants					250
Value of common stock acquired, from the issuance of warrants					1,760
Impairment of intangible assets, finite-lived			0	(48,249)
Intangible assets, net			5,217	19,877
Amortization of intangible assets	5,842	8,985	45,961	67,765
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross			125,525	125,525
Impairment of intangible assets, finite-lived				(48,249)
Finite-lived intangible asset, useful life				1 year
Advertisers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of customers acquired					12,000
Twitter Publishers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of customers acquired					20,000
General and Administrative Expense [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived			(48,249)	(48,249)
Amortization of intangible assets			$ 18,000	$ 41,842